Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties
MetLife, Inc.
Schedule I
Consolidated Summary of Investments —
Other Than Investments in Related Parties
December 31, 2016
(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
Foreign government securities	$49,864	$55,976	$55,976
U.S. government and agency securities	41,294	44,433	44,433
Public utilities	11,670	12,739	12,739
State and political subdivision securities	10,977	12,231	12,231
All other corporate bonds	109,941	115,418	115,418
Total bonds	223,746	240,797	240,797
Mortgage-backed and asset-backed securities	46,953	47,717	47,717
Redeemable preferred stock	1,002	1,049	1,049
Total fixed maturity securities	271,701	289,563	289,563
FVO and trading securities	12,288	13,923	13,923
Equity securities:
Common stock:
Industrial, miscellaneous and all other	1,632	2,007	2,007
Banks, trust and insurance companies	94	139	139
Public utilities	101	132	132
Non-redeemable preferred stock	637	616	616
Total equity securities	2,464	2,894	2,894
Mortgage loans	65,167		65,167
Policy loans	9,511		9,511
Real estate and real estate joint ventures	8,832		8,832
Real estate acquired in satisfaction of debt	59		59
Other limited partnership interests	5,136		5,136
Short-term investments	6,523		6,523
Other invested assets	19,303		19,303
Total investments	$400,984		$420,911
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(1)
The FVO and trading securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and depreciation; for investees, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.